Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Additional paid in capital	Currency translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 1,646	$ 70,361	$ 977	$ (37,497)	$ 35,487
Balance (in Shares) at Dec. 31, 2020	14,587,934
Issuance of shares for cash consideration	$ 352	52,822			53,174
Issuance of shares for cash consideration (in Shares)	2,848,629
Exercise of options	$ 5	101			106
Exercise of options (in Shares)	39,131
Exercise of warrants	$ 104	7,598			7,702
Exercise of warrants (in Shares)	855,813
Stock based compensation		2,914			2,914
Other comprehensive loss			124		124
Net loss				(14,468)	(14,468)
Balance at Dec. 31, 2021	$ 2,107	133,796	1,101	(51,965)	85,039
Balance (in Shares) at Dec. 31, 2021	18,331,507
Exercise of options	$ 3	147			150
Exercise of options (in Shares)	22,875
Restricted stock units vested	$ 7	(7)
Restricted stock units vested (in Shares)	67,470
Stock based compensation		2,712			2,712
Net loss				(31,060)	(31,060)
Balance at Dec. 31, 2022	$ 2,117	136,648	1,101	(83,025)	$ 56,841
Balance (in Shares) at Dec. 31, 2022	18,421,852				18,421,852
Issuance of shares for cash consideration	$ 15	345			$ 360
Issuance of shares for cash consideration (in Shares)	124,171
Restricted stock units vested	$ 5	(5)
Restricted stock units vested (in Shares)	52,532
Stock based compensation		1,951			1,951
Net loss				(29,068)	(29,068)
Balance at Dec. 31, 2023	$ 2,137	$ 138,939	$ 1,101	$ (112,093)	$ 30,084
Balance (in Shares) at Dec. 31, 2023	18,598,555				18,598,555